Summary of Significant Accounting Policies - Warrant Liabilities (Details) - $ / shares		12 Months Ended
	May 18, 2020	Dec. 31, 2020
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Class A common stock
Class of warrants or rights number of shares exercisable for each unit of warrant		0.33
Exercise price of warrant (in dollars per share)		$ 11.50
Public Warrants [Member]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Public Warrants expiration term		5 years
Public Warrants [Member] | Redemption of Warrants when the price per Class A ordinary share equals or exceeds $18.00
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Public Warrants [Member] | Class A common stock
Class of warrants or rights number of warrants issued during the period	23,000,000
Private Placement Warrants [Member] | Class A common stock
Class of warrants or rights number of warrants issued during the period	10,533,333
Class of warrants or rights issue price per warrant	$ 1.50
Class of warrants or rights number of shares exercisable for each unit of warrant		1
Exercise price of warrant (in dollars per share)		$ 11.50
Private And Public Warrants [Member]
Percentage holding of beneficial interest for approval to be obtained for warrant redemption		50.00%
IPO [Member]
Number of shares issued	69,000,000	69,000,000
Share price	$ 10.00	$ 10.000